Earnout Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Earnout Liability [Abstract]
Schedule of Earnout Liability

Sponsor Earnout
As of December 31, 2022	$1,353
Change in fair value of financial instruments	(934)
As of December 31, 2023	$419

Schedule of Assumptions used in the Valuation	Assumptions used in the valuation are as follows:

	December 31,	December 31,
	2023	2022
Expected term (in years)	3.07	4.07
Dividend yield (%)	—	—
Expected volatility	64%	50%
Risk-free interest rate	4.0%	4.1%
Expected number of shares	1,775,962	1,775,962
The following table lists the inputs used under the Black-Scholes model for stock-option awards during the year ended December 31, 2021. No options were granted in 2023 or 2022.

Year Ended December 31,
2021
Weighted-average fair value of options at the measurement date (grant date)	$23.36
Dividend yield (%)	—
Expected volatility (%)	61- 72
Risk-free interest rate (%)	0.5 - 1.4
Weighted average share price	$6.79